FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Revenues
Interest income, fines, commission and fees	R$ 153,458	R$ 997,434	R$ 756,395
Revenue from financial investments	2,862,488	2,211,854	619,729
Additional of moratorium on electricity	165,978	252,637	325,943
Revenue on interest on dividends		10,950
Other financial income	479,159	566,848	319,638
Taxation on financial Revenue	(578,163)	(611,964)	(415,961)
Total Financial revenues	3,082,920	3,427,759	1,605,744
Financial expenses
Debt Charges	(6,463,585)	(4,705,030)	(2,804,816)
Charges from obligations with CDE	(2,292,321)	(1,097,038)
River Basin Revitalization Charges	(355,430)	(187,023)
Other financial expenses	(1,109,907)	(804,999)	(549,140)
Total Financial expenses	(10,221,243)	(6,794,090)	(3,353,956)
Financial results, net
Monetary adjustments - CDE	(1,384,392)	(197,580)	(34,520)
Monetary adjustments - hydrographic basins	(331,760)	(23,017)
Monetary adjustments	(1,795,913)	(877,025)
Exchange rate changes	169,904	446,852	(385,049)
Variation of net fair value of the protected debt (hedge) of the derivative	(908,381)
Variation of the derivative financial instrument not linked to debt protection	(613,256)	(356,494)	725,826
Financial results, net	(4,863,798)	(1,007,264)	306,257
Financial result	R$ (12,002,121)	R$ (4,373,595)	R$ (1,441,954)